UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.0%
	Belgium — 3.0%
387,544	Proximus S.A., DP	$10,487,963

	Finland — 3.8%
605,086	Fortum OYJ	13,241,608

	France — 16.1%
380,391	CNP Assurances	8,071,634
107,939	Covivio	10,413,116
298,839	Klepierre S.A.	9,230,971
250,574	SCOR SE	11,311,559
184,173	Societe Generale S.A.	5,870,476
210,382	TOTAL S.A.	11,131,476
		56,029,232

	Germany — 7.0%
42,010	Allianz SE	8,430,014
192,686	Deutsche Post AG	5,278,615
48,528	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,594,771
		24,303,400

	Italy — 8.8%
642,906	Assicurazioni Generali S.p.A.	10,754,509
4,129,584	Intesa Sanpaolo S.p.A.	9,178,115
2,425,551	Snam S.p.A.	10,613,297
		30,545,921

	Multi-National — 2.4%
53,192	Unibail-Rodamco-Westfield	8,251,924

	Portugal — 4.6%
4,621,156	EDP-Energias de Portugal S.A.	16,143,522

	Spain — 1.9%
1,454,934	Banco Santander S.A.	6,622,959

	Sweden — 3.1%
1,105,939	Skandinaviska Enskilda Banken AB, Class A	10,743,753

	Switzerland — 11.6%
139,856	Swiss Prime Site AG	11,319,101
105,941	Swiss Re AG	9,713,504
16,732	Swisscom AG	7,995,748
38,481	Zurich Insurance Group AG	11,475,004
		40,503,357

	United Kingdom — 36.7%
204,909	AstraZeneca PLC	15,338,923
1,481,124	BAE Systems PLC	8,668,963
1,053,297	GlaxoSmithKline PLC	20,019,839
3,591,494	J Sainsbury PLC	12,130,951
1,764,160	National Grid PLC	17,183,786
567,995	Royal Dutch Shell PLC, Class B	16,940,811
1,400,242	SSE PLC	19,302,051

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
1,949,641	United Utilities Group PLC	$18,294,658
		127,879,982

	Total Common Stocks — 99.0%	344,753,621
	(Cost $376,714,368)

	Money Market Funds — 0.5%
1,806,605	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class – 2.33% (b)	1,806,605
	(Cost $1,806,605)

	Total Investments — 99.5%	346,560,226
	(Cost $378,520,973) (c)
	Net Other Assets and Liabilities — 0.5%	1,599,851
	Net Assets — 100.0%	$348,160,077

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,465,618 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,426,365. The net unrealized depreciation was $31,960,747.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$344,753,621	$—	$—
Money Market Funds	1,806,605	—	—
Total Investments	$346,560,226	$—	$—

* See Portfolio of Investments for country breakout.

See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	29.8%
Utilities	24.4
Real Estate	11.4
Energy	11.2
Health Care	10.3
Communication Services	5.4
Industrials	4.0
Consumer Staples	3.5
Total	100 .0%

Currency Exposure Diversification	% of Total Investments
Euro	47.8%
British Pound Sterling	36.9
Swiss Franc	11.7
Swedish Krona	3.1
United States Dollar	0.5
Total	100.0%

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.1%
	Australia — 4.7%
196,196	BGP Holdings PLC (b) (c) (d)	$0
15,481	BWP Trust	38,491
10,642	Charter Hall Retail REIT	33,581
55,057	Cromwell Property Group	38,392
32,391	Dexus	242,291
56,248	Goodman Group	421,142
57,475	GPT Group (The)	216,176
118,039	Mirvac Group	186,235
162,765	Scentre Group	447,109
27,611	Shopping Centres Australasia Property Group	49,592
77,453	Stockland	192,030
102,020	Vicinity Centres	186,830
		2,051,869

	Austria — 0.2%
2,197	CA Immobilien Anlagen AG	69,526

	Belgium — 0.8%
580	Aedifica S.A.	52,299
614	Befimmo S.A.	34,154
708	Cofinimmo S.A.	88,014
693	Intervest Offices & Warehouses N.V.	16,357
78	Leasinvest Real Estate S.C.A.	7,811
310	Montea C.V.A.	21,240
273	Retail Estates N.V.	24,085
548	Warehouses De Pauw C.V.A	72,331
69	Wereldhave Belgium N.V.	6,498
329	Xior Student Housing N.V.	14,324
		337,113

	Bermuda — 0.5%
37,222	Hongkong Land Holdings Ltd.	234,499

	Canada — 2.8%
3,193	Allied Properties Real Estate Investment Trust	103,658
4,355	Artis Real Estate Investment Trust	29,476
1,207	Boardwalk Real Estate Investment Trust	33,429
4,573	Canadian Apartment Properties REIT	148,391
6,700	Chartwell Retirement Residences	67,088
7,261	Choice Properties Real Estate Investment Trust	61,271
5,766	Cominar Real Estate Investment Trust	47,304
2,790	Crombie Real Estate Investment Trust	25,587
5,687	Dream Global Real Estate Investment Trust	49,572
1,591	Dream Office Real Estate Investment Trust	25,977
4,922	First Capital Realty, Inc.	67,960
1,461	Granite Real Estate Investment Trust	56,944
9,090	H&R Real Estate Investment Trust	137,495
3,163	InterRent Real Estate Investment Trust	30,235

Shares	Description	Value

	Common Stocks (a) (Continued)
	Canada (Continued)
2,675	Killam Apartment Real Estate Investment Trust	$31,233
1,500	Northview Apartment Real Estate Investment Trust	26,897
2,847	NorthWest Healthcare Properties Real Estate Investment Trust	19,770
9,728	RioCan Real Estate Investment Trust	169,591
3,748	SmartCentres Real Estate Investment Trust	84,640
		1,216,518

	Cayman Islands — 1.9%
85,382	CK Asset Holdings Ltd.	624,786
38,856	Wharf Real Estate Investment Co., Ltd.	232,476
		857,262

	Finland — 0.1%
12,213	Citycon OYJ	22,599
2,759	Kojamo OYJ (c)	25,621
		48,220

	France — 1.5%
978	Carmila S.A.	18,108
1,138	Covivio	109,785
1,662	Gecina S.A.	215,179
1,021	ICADE	77,793
6,358	Klepierre S.A.	196,395
1,955	Mercialys S.A.	26,812
		644,072

	Germany — 4.1%
922	ADLER Real Estate AG	13,754
5,033	alstria office REIT-AG	70,352
1,625	Deutsche EuroShop AG	47,179
11,294	Deutsche Wohnen SE	517,604
1,410	DIC Asset AG	14,653
2,223	Hamborner REIT AG	21,420
2,012	LEG Immobilien AG	210,055
4,015	TAG Immobilien AG	91,590
2,701	TLG Immobilien AG	74,953
16,498	Vonovia SE	748,354
		1,809,914

	Guernsey — 0.2%
7,632	F&C UK Real Estate Investment Ltd.	8,969
10,114	Regional REIT Ltd. (e)	11,924
16,498	Schroder Real Estate Investment Trust Ltd.	12,028
29,521	Sirius Real Estate Ltd.	22,577
12,826	Standard Life Investment Property Income Trust Ltd.	13,291
		68,789

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hong Kong — 5.4%
61,614	Champion REIT	$42,175
64,073	Hang Lung Properties Ltd.	122,083
37,907	Henderson Land Development Co., Ltd.	188,797
19,576	Hysan Development Co., Ltd.	93,124
67,032	Link REIT	678,837
182,251	New World Development Co., Ltd.	241,124
97,492	Sino Land Co., Ltd.	167,083
45,243	Sun Hung Kai Properties Ltd.	644,802
33,583	Swire Properties Ltd.	117,940
38,856	Wharf Holdings (The) Ltd.	101,227
		2,397,192

	Ireland — 0.2%
21,889	Green REIT PLC	33,857
22,052	Hibernia REIT PLC	31,633
11,571	Irish Residential Properties REIT PLC	17,898
		83,388

	Isle of Man — 0.0%
40,376	RDI REIT PLC	14,744

	Israel — 0.1%
1,164	Azrieli Group Ltd.	55,566

	Italy — 0.1%
32,411	Beni Stabili S.p.A. SIIQ	25,178
1,551	Immobiliare Grande Distribuzione SIIQ S.p.A.	9,564
		34,742

	Japan — 11.5%
20	Activia Properties, Inc.	81,109
40	Advance Residence Investment Corp.	110,396
3,827	AEON Mall Co., Ltd.	61,069
47	AEON REIT Investment Corp.	54,202
17	Comforia Residential REIT, Inc.	43,367
56	Daiwa House REIT Investment Corp.	125,534
8	Daiwa Office Investment Corp.	50,436
14	Frontier Real Estate Investment Corp.	55,563
23	Fukuoka REIT Corp.	34,960
107	GLP J-REIT	109,240
11,300	Hulic Co., Ltd.	101,551
31	Hulic REIT, Inc.	48,195
49	Industrial & Infrastructure Fund Investment Corp.	50,875
267	Invesco Office J-Reit, Inc.	37,369
145	Invincible Investment Corp.	59,797
38	Japan Excellent, Inc.	51,416
128	Japan Hotel REIT Investment Corp.	91,558
27	Japan Logistics Fund, Inc.	54,884
27	Japan Prime Realty Investment Corp.	102,723
41	Japan Real Estate Investment Corp.	230,427
47	Japan Rental Housing Investments, Inc.	35,206
83	Japan Retail Fund Investment Corp.	166,220

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
12	Kenedix Office Investment Corp.	$76,639
27	Kenedix Residential Next Investment Corp.	41,213
16	Kenedix Retail REIT Corp.	36,349
48	MCUBS MidCity Investment Corp.	38,013
37,630	Mitsubishi Estate Co., Ltd.	593,778
29,981	Mitsui Fudosan Co., Ltd.	668,797
49	Mori Hills REIT Investment Corp.	61,739
31	Mori Trust Sogo REIT, Inc.	45,140
14	Nippon Accommodations Fund, Inc.	67,698
40	Nippon Building Fund, Inc.	252,178
60	Nippon Prologis REIT, Inc.	126,947
14	NIPPON REIT Investment Corp.	46,494
3,700	Nomura Real Estate Holdings, Inc.	68,022
131	Nomura Real Estate Master Fund, Inc.	172,587
84	Orix JREIT, Inc.	139,789
40	Premier Investment Corp.	45,582
112	Sekisui House REIT, Inc.	71,734
13,744	Sumitomo Realty & Development Co., Ltd.	504,843
6,487	Tokyo Tatemono Co., Ltd.	67,471
28	Tokyu REIT, Inc.	42,049
92	United Urban Investment Corp.	142,862
		5,066,021

	Jersey — 0.1%
2,730	Phoenix Spree Deutschland Ltd.	12,388
12,248	Target Healthcare REIT Ltd.	16,860
		29,248

	Luxembourg — 0.7%
927	ADO Properties S.A. (e)	48,347
21,184	Aroundtown S.A.	175,241
3,503	Grand City Properties S.A.	76,057
693	Shurgard Self Storage S.A. (c)	19,255
		318,900

	Multi-National — 1.5%
4,285	Unibail-Rodamco-Westfield	664,752

	Netherlands — 0.3%
1,518	Eurocommercial Properties N.V.	46,925
562	NSI N.V.	21,958
579	Vastned Retail N.V.	20,764
1,282	Wereldhave N.V.	39,938
		129,585

	New Zealand — 0.1%
45,215	Kiwi Property Group Ltd.	41,425

	Norway — 0.1%
3,479	Entra ASA (e)	46,352

	Singapore — 2.6%
80,300	Ascendas Real Estate Investment Trust	151,415

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Singapore (Continued)
77,590	CapitaLand Commercial Trust	$99,624
79,930	CapitaLand Ltd.	182,386
76,183	CapitaLand Mall Trust	126,324
24,800	CDL Hospitality Trusts	26,566
14,900	City Developments Ltd.	88,769
42,233	Fortune Real Estate Investment Trust	48,487
62,500	Keppel REIT	52,276
60,621	Mapletree Commercial Trust	73,388
41,800	Mapletree Industrial Trust	58,578
76,453	Mapletree Logistics Trust	70,678
62,097	Suntec Real Estate Investment Trust	81,098
15,600	UOL Group Ltd.	70,849
		1,130,438

	Spain — 0.5%
9,641	Inmobiliaria Colonial Socimi S.A.	89,861
2,137	Lar Espana Real Estate Socimi S.A.	18,241
10,611	Merlin Properties Socimi S.A.	131,119
		239,221

	Sweden — 1.7%
8,572	Castellum AB	157,988
650	Catena AB	16,171
2,677	Dios Fastigheter AB	17,020
8,391	Fabege AB	111,868
3,084	Fastighets AB Balder, Class B (c)	87,687
1,138	Hembla AB (c)	19,003
5,075	Hemfosa Fastigheter AB	40,026
3,482	Hufvudstaden AB, Class A	53,784
16,270	Klovern AB, Class B	18,871
6,002	Kungsleden AB	42,596
5,075	Nyfosa AB (c)	24,482
2,386	Pandox AB	39,466
1,102	Victoria Park AB, Class B	4,501
5,200	Wallenstam AB, Class B	48,228
4,219	Wihlborgs Fastigheter AB	48,745
		730,436

	Switzerland — 1.0%
447	Allreal Holding AG	69,626
89	Hiag Immobilien Holding AG	10,549
206	Mobimo Holding AG	49,043
1,247	PSP Swiss Property AG	122,873
2,389	Swiss Prime Site AG	193,351
		445,442

	United Kingdom — 4.1%
74,573	Assura PLC	50,187
4,871	Big Yellow Group PLC	54,232
30,801	British Land (The) Co. PLC	209,329
23,333	Capital & Counties Properties PLC	68,730
17,280	Capital & Regional PLC	6,068
11,142	Civitas Social Housing PLC	15,125
11,565	Custodian REIT PLC	17,158

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
162	Daejan Holdings PLC	$11,625
3,188	Derwent London PLC	115,929
18,650	Empiric Student Property PLC	21,965
13,068	GCP Student Living PLC	24,718
19,126	Grainger PLC	51,145
8,943	Great Portland Estates PLC	75,129
24,599	Hammerson PLC	103,280
12,796	Hansteen Holdings PLC	15,111
3,137	Helical PLC	12,755
28,187	Intu Properties PLC	40,741
22,671	Land Securities Group PLC	232,443
20,449	LondonMetric Property PLC	45,352
11,202	LXI REIT PLC	17,205
9,513	NewRiver REIT PLC	25,645
22,821	Primary Health Properties PLC	32,287
6,496	Safestore Holdings PLC	41,937
32,069	Segro PLC	240,591
7,300	Shaftesbury PLC	77,274
10,124	Triple Point Social Housing REIT PLC (e)	12,852
46,866	Tritax Big Box REIT PLC	78,433
8,265	UNITE Group (The) PLC	84,909
4,228	Workspace Group PLC	42,762
		1,824,917

	United States — 52.3%
2,542	Acadia Realty Trust	60,398
1,057	Agree Realty Corp.	62,490
67	Alexander’s, Inc.	20,418
3,376	Alexandria Real Estate Equities, Inc.	389,050
1,215	American Assets Trust, Inc.	48,807
4,324	American Campus Communities, Inc.	178,970
8,208	American Homes 4 Rent, Class A	162,929
2,724	Americold Realty Trust	69,571
4,902	Apartment Investment & Management Co., Class A	215,100
6,875	Apple Hospitality REIT, Inc.	98,037
2,747	Ashford Hospitality Trust, Inc.	10,988
4,386	AvalonBay Communities, Inc.	763,383
4,907	Boston Properties, Inc.	552,283
5,574	Brandywine Realty Trust	71,737
9,575	Brixmor Property Group, Inc.	140,657
3,984	Brookfield Property REIT, Inc., Class A	64,142
2,818	Camden Property Trust	248,125
2,627	CareTrust REIT, Inc.	48,494
5,343	CBL & Associates Properties, Inc.	10,259
1,448	Chatham Lodging Trust	25,601
1,872	Chesapeake Lodging Trust	45,583
15,261	Colony Capital, Inc.	71,421
3,755	Columbia Property Trust, Inc.	72,659
3,276	Corporate Office Properties Trust	68,894
13,271	Cousins Properties, Inc.	104,841

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
5,885	CubeSmart	$168,841
3,322	CyrusOne, Inc.	175,667
6,543	DiamondRock Hospitality Co.	59,410
6,530	Digital Realty Trust, Inc.	695,771
5,098	Douglas Emmett, Inc.	173,995
11,327	Duke Realty Corp.	293,369
1,910	Easterly Government Properties, Inc.	29,949
1,110	EastGroup Properties, Inc.	101,820
4,500	Empire State Realty Trust, Inc., Class A	64,035
2,340	EPR Properties	149,830
3,726	Equity Commonwealth	111,817
2,717	Equity LifeStyle Properties, Inc.	263,902
11,401	Equity Residential	752,580
2,088	Essex Property Trust, Inc.	511,998
3,874	Extra Space Storage, Inc.	350,519
2,313	Federal Realty Investment Trust	273,027
3,931	First Industrial Realty Trust, Inc.	113,449
2,138	Four Corners Property Trust, Inc.	56,016
3,290	Franklin Street Properties Corp.	20,497
6,400	Gaming and Leisure Properties, Inc.	206,784
1,033	Getty Realty Corp.	30,381
2,290	Global Net Lease, Inc.	40,350
14,937	HCP, Inc.	417,190
3,913	Healthcare Realty Trust, Inc.	111,286
6,547	Healthcare Trust of America, Inc., Class A	165,705
1,123	Hersha Hospitality Trust	19,697
3,227	Highwoods Properties, Inc.	124,853
5,166	Hospitality Properties Trust	123,364
23,259	Host Hotels & Resorts, Inc.	387,728
4,893	Hudson Pacific Properties, Inc.	142,191
2,753	Independence Realty Trust, Inc.	25,273
1,335	Industrial Logistics Properties Trust	26,259
378	Investors Real Estate Trust	18,548
9,484	Invitation Homes, Inc.	190,439
3,320	JBG SMITH Properties	115,569
3,954	Kennedy-Wilson Holdings, Inc.	71,844
3,135	Kilroy Realty Corp.	197,129
12,909	Kimco Realty Corp.	189,117
2,611	Kite Realty Group Trust	36,789
6,694	Lexington Realty Trust	54,958
4,681	Liberty Property Trust	196,040
1,454	Life Storage, Inc.	135,207
1,241	LTC Properties, Inc.	51,725
4,318	Macerich (The) Co.	186,883
2,855	Mack-Cali Realty Corp.	55,929
11,518	Medical Properties Trust, Inc.	185,209
3,601	Mid-America Apartment Communities, Inc.	344,616
2,753	Monmouth Real Estate Investment Corp.	34,137
1,290	National Health Investors, Inc.	97,447

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
5,028	National Retail Properties, Inc.	$243,908
1,786	National Storage Affiliates Trust	47,258
3,115	Office Properties Income Trust (c)	21,400
6,285	Omega Healthcare Investors, Inc.	220,918
6,491	Paramount Group, Inc.	81,527
6,380	Park Hotels & Resorts, Inc.	165,752
4,306	Pebblebrook Hotel Trust	121,903
2,171	Pennsylvania Real Estate Investment Trust	12,896
5,764	Physicians Realty Trust	92,397
4,045	Piedmont Office Realty Trust, Inc., Class A	68,927
19,896	Prologis, Inc.	1,168,293
628	PS Business Parks, Inc.	82,268
4,716	Public Storage	954,566
1,608	QTS Realty Trust, Inc., Class A	59,576
9,374	Realty Income Corp.	590,937
4,824	Regency Centers Corp.	283,072
3,545	Retail Opportunity Investments Corp.	56,295
6,827	Retail Properties of America, Inc., Class A	74,073
484	Retail Value, Inc.	12,386
2,912	Rexford Industrial Realty, Inc.	85,817
5,487	RLJ Lodging Trust	89,987
2,503	RPT Realty	29,911
1,411	Ryman Hospitality Properties, Inc.	94,100
5,614	Sabra Health Care REIT, Inc.	92,519
373	Saul Centers, Inc.	17,613
2,791	Select Income REIT	20,542
7,465	Senior Housing Properties Trust	87,490
1,031	Seritage Growth Properties, Class A	33,332
9,793	Simon Property Group, Inc.	1,645,126
4,844	SITE Centers Corp.	53,623
2,617	SL Green Realty Corp.	206,952
1,358	Spirit MTA REIT	9,683
2,716	Spirit Realty Capital, Inc.	95,739
3,088	STAG Industrial, Inc.	76,829
6,083	STORE Capital Corp.	172,210
3,263	Summit Hotel Properties, Inc.	31,749
2,669	Sun Communities, Inc.	271,464
7,202	Sunstone Hotel Investors, Inc.	93,698
2,900	Tanger Factory Outlet Centers, Inc.	58,638
1,881	Taubman Centers, Inc.	85,567
1,834	Terreno Realty Corp.	64,502
1,693	Tier REIT, Inc.	34,927
8,426	UDR, Inc.	333,838
404	Universal Health Realty Income Trust	24,793
3,452	Urban Edge Properties	57,372
933	Urstadt Biddle Properties, Inc., Class A	17,932
11,308	Ventas, Inc.	662,536
30,788	VEREIT, Inc.	220,134
12,729	VICI Properties, Inc.	239,051
5,475	Vornado Realty Trust	339,614

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
5,899	Washington Prime Group, Inc.	$28,669
2,525	Washington Real Estate Investment Trust	58,075
3,790	Weingarten Realty Investors	94,030
11,825	Welltower, Inc.	820,773
5,048	WP Carey, Inc.	329,836
3,556	Xenia Hotels & Resorts, Inc.	61,163
		23,052,162

	Total Common Stocks — 99.1%	43,642,313
	(Cost $42,334,803)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
16,751	F&C Commercial Property Trust Ltd.	26,603
14,096	MedicX Fund Ltd.	13,403
17,170	Picton Property Income Ltd.	18,646
20,771	UK Commercial Property REIT Ltd.	22,027
	Total Investment Companies — 0.2%	80,679
	(Cost $92,522)

	Money Market Funds — 1.7%
755,396	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.33% (f)	755,396
	(Cost $755,396)

	Total Investments — 101.0%	44,478,388
	(Cost $43,182,721) (g)
	Net Other Assets and Liabilities — (1.0)%	(429,785)
	Net Assets — 100.0%	$44,048,603

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)

This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)	Rate shown reflects yield as of December 31, 2018.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,636,442 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,340,775. The net unrealized appreciation was $1,295,667.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 12/31/2018	Level 1	Level 2		Level 3
Common Stocks:
Australia	$2,051,869	$2,051,869	$—	**	$—
Other Country Categories*	41,590,444	41,590,444	—		—
Total Common Stocks	43,642,313	43,642,313	—	**	—
Investment Companies*	80,679	80,679	—		—
Money Market Funds	755,396	755,396	—		—
Total Investments	$44,478,388	$44,478,388	$—	**	$—

*   See Portfolio of Investments for country breakout.

** Investment is valued at $0.

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.1%
Japanese Yen	11.4
Euro	9.9
Hong Kong Dollar	7.4
Australian Dollar	4.6
British Pound Sterling	4.5
Canadian Dollar	2.7
Singapore Dollar	2.4
Swedish Krona	1.7
Swiss Franc	1.0
Israeli Shekel	0.1
Norwegian Krone	0.1
New Zealand Dollar	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 15.1%
234,154	Australia & New Zealand Banking Group Ltd.	$4,034,095
688,015	Bendigo and Adelaide Bank Ltd.	5,228,866
159,127	Coles Group Ltd. (b)	1,315,831
89,871	Commonwealth Bank of Australia	4,582,329
410,159	Crown Resorts Ltd.	3,426,297
1,815,551	Fortescue Metals Group Ltd.	5,358,097
1,940,010	Harvey Norman Holdings Ltd.	4,317,966
234,082	JB Hi-Fi Ltd.	3,650,344
54,955	Macquarie Group Ltd.	4,205,572
265,016	National Australia Bank Ltd.	4,492,999
464,316	Suncorp Group Ltd.	4,130,524
957,432	Sydney Airport	4,538,487
1,315,187	Tabcorp Holdings Ltd.	3,974,046
2,458,764	Telstra Corp., Ltd.	4,935,712
159,127	Wesfarmers Ltd.	3,611,250
245,318	Westpac Banking Corp.	4,326,651
		66,129,066

	Bermuda — 0.7%
352,934	VTech Holdings Ltd.	2,920,647

	Canada — 13.2%
63,145	Bank of Nova Scotia (The)	3,147,537
115,795	BCE, Inc.	4,574,293
47,171	Canadian Imperial Bank of Commerce	3,513,293
210,085	CI Financial Corp.	2,659,148
1,565,674	Element Fleet Management Corp.	7,924,705
162,071	Emera, Inc.	5,189,074
147,175	Genworth MI Canada, Inc.	4,333,750
175,557	IGM Financial, Inc.	3,990,282
74,633	National Bank of Canada	3,064,151
157,079	Norbord, Inc.	4,176,654
220,559	Russel Metals, Inc.	3,446,032
234,449	Shaw Communications, Inc., Class B	4,243,506
112,224	TELUS Corp.	3,719,701
108,566	TransCanada Corp.	3,876,789
		57,858,915

	Denmark — 1.0%
170,247	Tryg A/S	4,281,974

	Finland — 4.6%
255,233	Fortum OYJ	5,585,479
118,130	Metso OYJ	3,099,459
84,914	Nokian Renkaat OYJ	2,609,326
585,583	Nordea Bank Abp	4,927,567
93,654	Sampo OYJ, Class A	4,121,553
		20,343,384

	France — 7.8%
164,227	AXA S.A.	3,548,383

Shares	Description	Value

	Common Stocks (a) (Continued)
	France (Continued)
55,839	BNP Paribas S.A.	$2,525,515
76,274	Bouygues S.A.	2,738,834
119,225	Casino Guichard Perrachon S.A.	4,964,123
160,790	CNP Assurances	3,411,853
394,357	Engie S.A.	5,659,232
167,877	Lagardere S.C.A.	4,235,442
577,668	Natixis S.A.	2,726,216
86,492	TOTAL S.A.	4,576,359
		34,385,957

	Germany — 2.3%
118,700	Aareal Bank AG	3,670,657
16,682	Allianz SE	3,347,524
57,661	Daimler AG	3,033,051
		10,051,232

	Hong Kong — 2.2%
2,478,186	New World Development Co., Ltd.	3,278,719
10,881,655	PCCW Ltd.	6,267,322
		9,546,041

	Ireland — 0.7%
78,525	Seagate Technology PLC	3,030,280

	Italy — 2.9%
252,492	Assicurazioni Generali S.p.A.	4,223,677
566,320	Banca Mediolanum S.p.A.	3,302,706
326,044	Eni S.p.A.	5,135,775
		12,662,158

	Japan — 0.7%
96,778	Aozora Bank Ltd.	2,891,729

	Luxembourg — 1.6%
368,914	SES S.A.	7,063,043

	Netherlands — 1.2%
639,223	Aegon N.V.	2,987,420
105,268	BE Semiconductor Industries N.V.	2,228,649
		5,216,069

	New Zealand — 1.8%
2,829,039	Spark New Zealand Ltd.	7,880,226

	Norway — 0.8%
161,443	Equinor ASA	3,430,886

	Portugal — 1.5%
1,840,084	EDP-Energias de Portugal S.A.	6,428,140

	Singapore — 1.9%
1,915,140	Singapore Telecommunications Ltd.	4,117,070
3,257,816	StarHub Ltd.	4,182,969
		8,300,039

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Spain — 4.4%
1,479,866	Mapfre S.A.	$3,933,694
216,239	Naturgy Energy Group S.A.	5,515,050
269,746	Red Electrica Corp., S.A.	6,025,159
478,357	Telefonica S.A.	4,022,344
		19,496,247

	Sweden — 4.6%
256,748	JM AB	5,011,582
466,175	Skandinaviska Enskilda Banken AB, Class A	4,528,703
228,014	Swedbank AB, Class A	5,087,445
1,133,809	Telia Co., AB	5,370,368
		19,998,098

	Switzerland — 3.0%
47,791	Swiss Re AG	4,381,855
7,519	Swisscom AG	3,593,116
16,732	Zurich Insurance Group AG	4,989,469
		12,964,440

	United Kingdom — 12.5%
65,050	AstraZeneca PLC	4,869,464
261,233	Bovis Homes Group PLC	2,869,514
1,816,604	BT Group PLC	5,513,070
2,007,855	Dixons Carphone PLC	3,073,613
905,374	Galliford Try PLC	7,189,354
506,819	HSBC Holdings PLC	4,178,918
1,445,012	Legal & General Group PLC	4,254,586
586,090	Phoenix Group Holdings PLC	4,208,768
174,469	Royal Dutch Shell PLC, Class A	5,131,376
927,128	Standard Life Aberdeen PLC	3,034,059
605,849	Tate & Lyle PLC	5,096,619
573,210	United Utilities Group PLC	5,378,775
		54,798,116

	United States — 14.9%
139,839	AT&T, Inc.	3,991,005
143,920	CenterPoint Energy, Inc.	4,062,862
640,466	CenturyLink, Inc.	9,703,060
31,760	Chevron Corp.	3,455,170
132,083	FirstEnergy Corp.	4,959,717
498,364	Ford Motor Co.	3,812,485
569,349	GameStop Corp., Class A	7,185,184
337,736	Guess?, Inc.	7,014,777
62,402	Helmerich & Payne, Inc.	2,991,552
53,060	Kohl’s Corp.	3,520,000
66,229	PacWest Bancorp	2,204,101
115,582	Southern (The) Co.	5,076,361
104,000	Tupperware Brands Corp.	3,283,280

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
233,614	Waddell & Reed Financial, Inc., Class A	$4,223,741
		65,483,295

	Total Common Stocks — 99.4%	435,159,982
	(Cost $492,248,242)

	Money Market Funds — 2.0%
8,973,218	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 2.33% (c)	8,973,218
	(Cost $8,973,218)

	Total Investments — 101.4%	444,133,200
	(Cost $501,221,460) (d)
	Net Other Assets and Liabilities — (1.4)%	(6,234,191)
	Net Assets — 100.0%	$437,899,009

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2018.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,668,697 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $80,756,957. The net unrealized depreciation was $57,088,260.

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$435,159,982	$—	$—
Money Market Funds	8,973,218	—	—
Total Investments	$444,133,200	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	34.6%
Communication Services	19.2
Consumer Discretionary	13.9
Utilities	12.4
Energy	6.6
Industrials	4.8
Consumer Staples	2.6
Materials	2.2
Information Technology	1.9
Health Care	1.1
Real Estate	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	24.9%
United States Dollar	17.4
Australian Dollar	14.9
Canadian Dollar	13.0
British Pound Sterling	12.3
Swedish Krona	5.6
Swiss Franc	2.9
Hong Kong Dollar	2.8
Singapore Dollar	1.9
New Zealand Dollar	1.8
Danish Krone	1.0
Norwegian Krone	0.8
Japanese Yen	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.6%
	Australia — 4.2%
95,881	AGL Energy Ltd.	$1,391,195
4,189,959	Infigen Energy (b) (c)	1,372,305
		2,763,500

	Canada — 5.2%
266,292	Boralex, Inc., Class A	3,284,762
16,940	TransAlta Renewables, Inc.	128,676
		3,413,438

	Cayman Islands — 2.7%
1,858,067	China High Speed Transmission Equipment Group Co., Ltd. (b)	1,779,644

	China — 10.5%
6,821,151	China Longyuan Power Group Corp., Ltd., Class H	4,642,965
249,673	China Suntien Green Energy Corp., Ltd., Class H	64,407
2,410,066	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,135,988
		6,843,360

	Denmark — 18.8%
90,436	Orsted A/S (d)	6,046,645
82,044	Vestas Wind Systems A/S	6,195,635
		12,242,280

	France — 2.2%
97,449	Engie S.A.	1,398,445

	Germany — 10.6%
134,128	E. ON SE	1,325,774
270,771	Nordex SE (c)	2,353,451
283,645	PNE AG	789,717
56,352	RWE AG	1,224,482
11,019	Siemens AG	1,229,426
		6,922,850

	Greece — 2.0%
198,639	Terna Energy S.A.	1,274,509

	Italy — 3.9%
288,807	Enel S.p.A	1,669,064
44,281	Prysmian S.p.A.	855,899
		2,524,963

	Japan — 4.1%
85,510	Mitsui & Co., Ltd.	1,318,869
190,404	Toray Industries, Inc.	1,341,106
		2,659,975

	Netherlands — 1.0%
48,931	SIF Holding N.V.	653,691

Shares	Description	Value

	Common Stocks (a) (Continued)
	Portugal — 1.8%
331,728	EDP-Energias de Portugal S.A.	$1,158,857

	South Korea — 0.8%
4,720	Dongkuk Structures & Construction Co., Ltd.	12,415
339,239	Unison Co., Ltd. (c)	478,851
		491,266

	Spain — 12.3%
3,592	Acciona S.A.	304,138
177,293	Audax Renovables S.A. (b) (c)	261,027
52,457	Endesa S.A.	1,209,867
192,279	Iberdrola S.A.	1,546,092
383,016	Siemens Gamesa Renewable Energy S.A. (c)	4,669,268
		7,990,392

	Sweden — 1.5%
62,596	SKF AB, Class B	949,575

	Switzerland — 2.2%
60,775	ABB Ltd.	1,155,956
3,224	BKW AG	225,342
57	Gurit Holding AG	50,279
		1,431,577

	United Kingdom — 1.9%
88,206	SSE PLC	1,215,902

	United States — 13.9%
33,438	Alliant Energy Corp.	1,412,756
83,316	American Superconductor Corp. (b) (c)	928,973
17,633	Duke Energy Corp.	1,521,728
110,701	General Electric Co.	838,007
8,420	NextEra Energy, Inc.	1,463,564
66,031	TPI Composites, Inc. (c)	1,623,042
31,175	Trinity Industries, Inc.	641,893
8,556	Woodward, Inc.	635,625
		9,065,588

	Total Common Stocks — 99.6%	64,779,812
	(Cost $72,936,365)

	Money Market Funds — 1.6%
663,223	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.61% (e) (f)	663,223
362,714	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class – 2.33% (e)	362,714
	Total Money Market Funds — 1.6%	1,025,937
	(Cost $1,025,937)

See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 2.1%
$292,636	BNP Paribas S.A., 2.95% (e), dated 12/31/18, due 01/02/19, with a maturity value of $292,684. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $299,672. (f)	$292,636
1,053,204	JPMorgan Chase & Co., 2.85% (e), dated 12/31/18, due 01/02/19, with a maturity value of $1,053,370. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $1,074,247. (f)	1,053,204

	Total Repurchase Agreements — 2.1%	1,345,840
	(Cost $1,345,840)

	Total Investments — 103.3%	67,151,589
	(Cost $75,308,142) (g)
	Net Other Assets and Liabilities — (3.3)%	(2,147,038)
	Net Assets — 100.0%	$65,004,551

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,931,513 and the total value of the collateral held by the Fund is $2,006,688.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of December 31, 2018.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,758,201 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,914,754. The net unrealized depreciation was $8,156,553.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$64,779,812	$—	$—
Money Market Funds	1,025,937	—	—
Repurchase Agreements	—	1,345,840	—
Total Investments	$65,805,749	$1,345,840	$—

* See Portfolio of Investments for country breakout.

% of Total
Sector Allocation	Long-Term Investments
Utilities	52.6%
Industrials	45.1
Materials	2.2
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	32.7%
Danish Krone	18.2
United States Dollar	17.0
Hong Kong Dollar	12.9
Canadian Dollar	5.1
Australian Dollar	4.1
Japanese Yen	4.0
Swiss Franc	2.1
British Pound Sterling	1.8
Swedish Krona	1.4
South Korean Won	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 4.3%
7,563	CIMIC Group Ltd.	$231,245
44,404	Downer EDI Ltd.	211,425
5,837	Monadelphous Group Ltd.	56,612
		499,282

	Canada — 4.2%
5,944	Aecon Group, Inc.	76,673
7,702	SNC-Lavalin Group, Inc.	259,065
7,029	Stantec, Inc.	153,998
		489,736

	Cayman Islands — 1.4%
199,574	China State Construction International Holdings Ltd.	158,528

	China — 4.5%
270,697	China Communications Construction Co., Ltd., Class H	255,815
289,877	China Railway Group Ltd., Class H	263,945
		519,760

	Finland — 0.6%
11,279	YIT OYJ	65,971

	France — 8.5%
9,177	Bouygues S.A.	329,526
3,426	Eiffage S.A.	286,393
4,384	Vinci S.A.	361,755
		977,674

	Ireland — 2.6%
7,015	Kingspan Group PLC	300,440

	Italy — 0.1%
7,418	Salini Impregilo S.p.A.	12,035

	Japan — 32.0%
60,100	Chiyoda Corp. (b)	169,983
9,800	COMSYS Holdings Corp.	239,892
20,500	JGC Corp.	289,344
22,700	Kajima Corp.	306,105
9,800	Kandenko Co., Ltd.	95,403
11,400	Kinden Corp.	184,721
3,970	Kumagai Gumi Co., Ltd.	119,529
9,600	Kyowa Exeo Corp.	225,800
18,200	Maeda Corp.	170,534
4,400	Maeda Road Construction Co., Ltd.	91,609
3,900	Nippo Corp.	75,185
6,520	Nishimatsu Construction Co., Ltd.	148,894
32,400	Obayashi Corp.	293,833
3,400	Okumura Corp.	99,266
30,300	Penta-Ocean Construction Co., Ltd.	168,356
4,800	Raito Kogyo Co., Ltd.	64,070
34,300	Shimizu Corp.	280,083
1,700	SHO-BOND Holdings Co., Ltd.	126,719

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
7,900	Taisei Corp.	$339,122
24,400	Toda Corp.	152,716
3,000	Toshiba Plant Systems & Services Corp.	55,372
		3,696,536

	Netherlands — 2.6%
3,084	Arcadis N.V.	37,667
7,786	Boskalis Westminster	193,849
24,831	Koninklijke BAM Groep N.V.	71,524
		303,040

	Norway — 0.5%
5,282	Veidekke ASA	59,195

	Panama – 1.6%
28,148	McDermott International, Inc. (c)	184,088

	Philippines — 0.9%
14,280	Manila Electric Co.	103,193

	South Korea — 3.6%
33,043	Daewoo Engineering & Construction Co., Ltd. (c)	159,618
6,457	GS Engineering & Construction Corp.	253,176
		412,794

	Spain — 4.4%
8,807	ACS Actividades de Construccion y Servicios S.A.	341,366
36,103	Sacyr S.A.	72,141
4,082	Tecnicas Reunidas S.A.	99,806
		513,313

	Sweden — 4.9%
9,920	NCC AB, Class B	154,235
14,030	Peab AB	114,609
18,452	Skanska AB, Class B	293,551
		562,395

	United Kingdom — 2.4%
56,950	Balfour Beatty PLC	180,963
11,399	Galliford Try PLC	90,517
1,600	Keller Group PLC	10,064
		281,544

	United States — 20.7%
9,018	AECOM (c)	238,977
3,926	Dycom Industries, Inc. (c)	212,161
3,939	EMCOR Group, Inc.	235,119
8,401	Fluor Corp.	270,512
4,606	Granite Construction, Inc.	185,530
5,646	Jacobs Engineering Group, Inc.	330,065

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
15,457	KBR, Inc.	$234,637
6,896	MasTec, Inc. (c)	279,702
2,340	Matrix Service Co. (c)	41,979
9,370	Quanta Services, Inc.	282,037
5,302	Tutor Perini Corp. (c)	84,673
		2,395,392

	Total Common Stocks — 99.8%	11,534,916
	(Cost $12,246,298)

	Money Market Funds — 0.2%
18,427	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.61% (d) (e)	18,427
	(Cost $18,427)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$8,131	BNP Paribas S.A., 2.95% (d), dated 12/31/18, due 01/02/19, with a maturity value of $8,132. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $8,326. (e)	8,131
29,263	JPMorgan Chase & Co., 2.85% (d), dated 12/31/18, due 01/02/19, with a maturity value of $29,267. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $29,848. (e)	29,263

	Total Repurchase Agreements — 0.3%	37,394
	(Cost $37,394)

	Total Investments — 100.3%	11,590,737
	(Cost $12,302,119) (f)
	Net Other Assets and Liabilities — (0.3)%	(37,864)
	Net Assets — 100.0%	$11,552,873

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)

All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $53,456 and the total value of the collateral held by the Fund is $55,755.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,146,133 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,857,515. The net unrealized depreciation was $711,382.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$11,534,916	$—	$—
Money Market Funds	18,427	—	—
Repurchase Agreements	—	37,394	—
Total Investments	$11,553,343	$37,394	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	96.3%
Energy	2.8
Utilities	0.9
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
Japanese Yen	31.9%
United States Dollar	22.7
Euro	18.7
Hong Kong Dollar	5.9
Swedish Krona	4.9
Australian Dollar	4.3
Canadian Dollar	4.2
South Korean Won	3.6
British Pound Sterling	2.4
Philippine Peso	0.9
Norwegian Krone	0.5
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2018 (Unaudited)

k

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Canada — 0.3%
2,445	Fortis, Inc.	$81,506

	China — 0.1%
4,122	BYD Co., Ltd., Class H	26,294

	France — 8.2%
28,066	Schneider Electric SE	1,920,395

	Germany — 4.1%
4,286	Siemens AG	478,203
25,519	SMA Solar Technology AG	485,065
		963,268

	Ireland — 5.2%
2,309	Eaton Corp. PLC	158,536
4,924	Johnson Controls International PLC	145,996
40,821	nVent Electric PLC	916,840
		1,221,372

	Italy — 10.3%
44,270	Enel S.p.A.	255,844
111,570	Prysmian S.p.A.	2,156,516
		2,412,360

	Japan — 3.2%
1,400	NEC Corp.	41,704
1,600	NGK Insulators Ltd.	21,765
38,900	Nissin Electric Co., Ltd.	284,993
33,000	Osaki Electric Co., Ltd.	199,918
14,100	Panasonic Corp.	127,435
2,500	Toshiba Corp.	70,709
		746,524

	Jersey Island — 7.4%
28,410	Aptiv PLC	1,749,204

	Netherlands — 0.0%
542	STMicroelectronics N.V.	7,523

	Spain — 9.0%
94,877	Red Electrica Corp., S.A.	2,119,212

	Switzerland — 11.9%
101,007	ABB Ltd.	1,921,178
15,625	Landis+Gyr Group AG	876,711
		2,797,889

	Taiwan — 0.1%
2,480	Advantech Co., Ltd.	16,984

	United Kingdom — 0.7%
18,110	National Grid PLC	176,400

	United States — 39.4%
21,712	Advanced Energy Industries, Inc. (b)	932,096

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
13,355	American Superconductor Corp. (b) (c)	$148,908
2,015	Analog Devices, Inc.	172,948
112	AZZ, Inc.	4,520
16,058	Badger Meter, Inc.	790,214
194	Belden, Inc.	8,103
10,668	Cisco Systems, Inc.	462,244
16,892	Control4 Corp. (b)	297,299
137	Digi International, Inc. (b)	1,382
217	EnerSys	16,841
63,338	Enphase Energy, Inc. (b) (c)	299,589
111	ESCO Technologies, Inc.	7,320
46,347	General Electric Co.	350,847
3,480	Honeywell International, Inc.	459,778
270	Hubbell, Inc.	26,822
4,109	International Business Machines Corp.	467,070
18,858	Itron, Inc. (b)	891,795
334	MasTec, Inc. (b)	13,547
9,502	MYR Group, Inc. (b)	267,671
3,125	NVIDIA Corp.	417,188
10,473	Oracle Corp.	472,856
29,098	Quanta Services, Inc.	875,850
25,908	SolarEdge Technologies, Inc. (b)	909,371
561	Tesla, Inc. (b)	186,701
99	Valmont Industries, Inc.	10,984
31,670	Veoneer, Inc. (b) (c)	746,462
243	WESCO International, Inc. (b)	11,664
		9,250,070

	Total Common Stocks — 99.9%	23,489,001
	(Cost $28,283,691)

	Money Market Funds — 1.3%
301,261	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.61% (d) (e)	301,261
	(Cost $301,261)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$132,926	BNP Paribas S.A., 2.95% (d), dated 12/31/18, due 01/02/19, with a maturity value of $132,948. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $136,122. (e)	132,926

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$478,406	JPMorgan Chase & Co., 2.85% (d), dated 12/31/18, due 01/02/19, with a maturity value of $478,481. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $487,964. (e)	$478,406

	Total Repurchase Agreements — 2.6%	611,332
	(Cost $611,332)

	Total Investments — 103.8%	24,401,594
	(Cost $29,196,284) (f)
	Net Other Assets and Liabilities — (3.8)%	(895,392)
	Net Assets — 100.0%	$23,506,202

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $870,136 and the total value of the collateral held by the Fund is $911,515.
(d)	Rate shown reflects yield as of December 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,198,345 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,993,035. The net unrealized depreciation was $4,794,690.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$23,489,001	$—	$—
Money Market Funds	301,261	—	—
Repurchase Agreements	—	611,332	—
Total Investments	$23,790,262	$611,332	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long -Term Investments
Industrials	45.0%
Information Technology	31.7
Consumer Discretionary	12.1
Utilities	11.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.8%
Euro	30.4
Swiss Franc	11.5
Japanese Yen	3.1
British Pound Sterling	0.7
Canadian Dollar	0.3
Hong Kong Dollar	0.1
New Taiwan Dollar	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Australia — 7.8%
69,427	Alumina Ltd.	$112,472
41,176	Fortescue Metals Group Ltd.	121,520
7,340	Inghams Group Ltd.	21,352
15,511	Woodside Petroleum Ltd.	342,176
		597,520

	Brazil — 0.6%
1,832	Cia de Saneamento de Minas Gerais-COPASA	29,084
1,297	SLC Agricola S.A.	14,008
		43,092

	Canada — 2.4%
10,463	ARC Resources Ltd.	62,079
1,826	Russel Metals, Inc.	28,529
4,437	Vermilion Energy, Inc. (b)	93,488
		184,096

	Cayman Islands — 0.3%
41,805	China Zhongwang Holdings Ltd.	18,526

	Chile — 0.6%
77,858	Aguas Andinas S.A., Class A	42,824

	China — 1.4%
50,000	Yanzhou Coal Mining Co., Ltd., Class H	40,355
170,000	Zijin Mining Group Co., Ltd., Class H	64,479
		104,834

	Finland — 4.4%
13,318	UPM-Kymmene OYJ	337,989

	France — 15.9%
10,029	Suez	132,488
14,292	TOTAL S.A., ADR	745,757
16,463	Veolia Environnement S.A.	338,676
		1,216,921

	Hong Kong — 2.1%
83,546	Guangdong Investment Ltd.	161,533

	India — 2.0%
25,186	National Aluminium Co., Ltd.	23,738
8,239	Oil India Ltd.	20,628
9,618	Vedanta Ltd., ADR	110,992
		155,358

	Indonesia — 0.9%
417,458	Adaro Energy Tbk PT	35,272
75,734	Bukit Asam Tbk PT	22,646
9,583	Indo Tambangraya Megah Tbk PT	13,495
		71,413

	Japan — 0.6%
2,700	Nippon Paper Industries Co., Ltd.	48,406

Shares	Description	Value

	Common Stocks (a) (Continued)
	Malaysia — 0.1%
54,200	FGV Holdings Bhd (c)	$9,378

	Norway — 4.6%
12,982	Mowi ASA	274,309
1,529	Salmar ASA	75,685
		349,994

	Portugal — 0.2%
1,782	Altri S.G.P.S. S.A.	11,842

	Russia — 6.7%
52,370	Magnitogorsk Iron & Steel Works PJSC	32,350
2,852	Novolipetsk Steel PJSC, GDR	65,254
5,777	Severstal PJSC, GDR	78,856
31,810	Tatneft PJSC	336,887
		513,347

	Singapore — 1.6%
53,900	Wilmar International Ltd.	123,385

	South Africa — 1.5%
2,904	African Rainbow Minerals Ltd.	28,732
930	Assore Ltd.	18,746
7,192	Exxaro Resources Ltd.	68,918
		116,396

	South Korea — 3.5%
1,658	SK Innovation Co., Ltd.	266,724

	Taiwan — 0.4%
20,323	Taiwan Fertilizer Co., Ltd.	28,563

	Thailand — 0.7%
99,100	Thai Union Group PCL	49,307

	Turkey — 0.7%
37,052	Eregli Demir ve Celik Fabrikalari TAS	50,546

	United Kingdom — 26.4%
12,465	Pennon Group PLC	110,071
16,600	Rio Tinto PLC	789,207
13,218	Royal Dutch Shell PLC, Class A, ADR	770,213
7,027	Severn Trent PLC	162,607
19,809	United Utilities Group PLC	185,880
		2,017,978

	United States — 14.1%
3,066	Alliance Resource Partners, L.P. (d)	53,164
10,255	Exxon Mobil Corp.	699,288
8,007	International Paper Co.	323,163
		1,075,615

	Total Common Stocks — 99.5%	7,595,587
	(Cost $7,899,989)

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.3%
22,795	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class – 2.61% (e) (f)	$22,795
	(Cost $22,795)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$10,058	BNP Paribas S.A., 2.95% (e), dated 12/31/18, due 01/02/19, with a maturity value of $10,060. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $10,300. (f)	10,058
36,199	JPMorgan Chase & Co., 2.85% (e), dated 12/31/18, due 01/02/19, with a maturity value of $36,204. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $36,922. (f)	36,199
	Total Repurchase Agreements — 0.6%	46,257
	(Cost $46,257)

	Total Investments — 100.4%	7,664,639
	(Cost $7,969,041) (g)
	Net Other Assets and Liabilities — (0.4)%	(27,897)
	Net Assets — 100.0%	$7,636,742

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $69,531 and the total value of the collateral held by the Fund is $68,970. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On December 31, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from December 30 to December 31, the value of the related securities loaned was above the collateral value received.
(c)	Non-income producing security.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of December 31, 2018.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $575,634 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $880,036. The net unrealized depreciation was $304,402.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$7,595,587	$—	$—
Money Market Funds	22,795	—	—
Repurchase Agreements	—	46,257	—
Total Investments	$7,618,382	$46,257	$—

* See Portfolio of Investments for country breakout.

% of Total
Sector Allocation	Long-Term Investments
Energy	47.0%
Materials	29.8
Utilities	15.3
Consumer Staples	7.5
Industrials	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	39.3%
British Pound Sterling	16.3
Euro	10.7
Australian Dollar	7.8
Russian Ruble	4.8
Norwegian Krone	4.6
Hong Kong Dollar	3.7
South Korean Won	3.5
Singapore Dollar	1.6
South African Rand	1.5
Canadian Dollar	1.2
Indonesian Rupiah	0.9
Turkish Lira	0.7
Thai Baht	0.6
Japanese Yen	0.6
Indian Rupee	0.6
Brazilian Real	0.6
Chilean Peso	0.5
New Taiwan Dollar	0.4
Malaysian Ringgit	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 1.7%
2,419	GrainCorp Ltd., Class A	$15,624
17,229	Incitec Pivot Ltd.	39,804
4,012	Nufarm Ltd.	16,842
		72,270

	Belgium — 0.4%
456	Tessenderlo Group S.A. (b)	15,204

	Bermuda — 1.9%
1,491	Bunge Ltd.	79,679

	Canada — 4.5%
4,088	Nutrien Ltd.	192,003

	Chile — 1.1%
1,272	Sociedad Quimica y Minera de Chile S.A., ADR	48,718

	China — 0.1%
18,310	China BlueChemical Ltd., Class H	5,752

	Germany — 23.6%
6,316	BASF SE	437,088
5,859	Bayer AG	406,537
4,925	Evonik Industries AG	123,013
2,023	K+S AG	36,437
		1,003,075

	India — 7.0%
4,391	Chambal Fertilizers and Chemicals Ltd.	9,321
3,094	Coromandel International Ltd.	19,954
1,297	Escorts Ltd.	13,118
13,114	Mahindra & Mahindra Ltd.	150,994
1,460	PI Industries Ltd.	18,036
2,693	Tata Chemicals Ltd.	27,260
5,384	UPL Ltd.	58,475
		297,158

	Japan — 9.7%
12,400	Kubota Corp.	176,658
2,200	Mitsui Chemicals, Inc.	49,859
1,600	Nissan Chemical Corp.	84,084
500	Sakata Seed Corp.	15,373
17,500	Sumitomo Chemical Co., Ltd.	85,101
		411,075

	Luxembourg — 0.2%
1,233	Adecoagro S.A. (b)	8,582

	Malaysia — 4.5%
84,501	Petronas Chemicals Group Bhd	189,961

	Netherlands — 4.2%
14,308	CNH Industrial N.V.	131,776
2,227	OCI N.V. (b)	45,444
		177,220

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 2.6%
2,888	Yara International ASA	$111,392

	Russia — 2.1%
1,369	PhosAgro PJSC	50,025
31,030	Uralkali PJSC (b)	37,614
		87,639

	Singapore — 3.6%
67,700	Wilmar International Ltd.	154,976

	Switzerland — 0.7%
108	Bucher Industries AG	29,052

	Taiwan — 0.3%
10,357	Taiwan Fertilizer Co., Ltd.	14,556

	Turkey — 0.1%
564	Turk Traktor ve Ziraat Makineleri AS	3,719

	United States — 31.5%
827	AGCO Corp.	46,039
2,439	CF Industries Holdings, Inc.	106,121
2,892	Deere & Co.	431,400
7,883	DowDuPont, Inc.	421,583
1,423	FMC Corp.	105,245
4,074	Mosaic (The) Co.	119,001
380	Raven Industries, Inc.	13,752
585	Scotts Miracle-Gro (The) Co.	35,954
1,112	Toro (The) Co.	62,139
		1,341,234

	Total Investments — 99.8%	4,243,265
	(Cost $4,820,427) (c)
	Net Other Assets and Liabilities — 0.2%	9,375
	Net Assets — 100.0%	$4,252,640

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $178,388 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $755,550. The net unrealized depreciation was $577,162.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$4,243,265	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	59.0%
Industrials	21.4
Health Care	9.6
Consumer Staples	6.5
Consumer Discretionary	3.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	37.9%
Euro	25.1
Japanese Yen	9.7
Indian Rupee	7.0
Canadian Dollar	4.5
Malaysian Ringgit	4.5
Singapore Dollar	3.7
Norwegian Krone	2.6
Russian Ruble	2.1
Australian Dollar	1.7
Swiss Franc	0.7
New Taiwan Dollar	0.3
Hong Kong Dollar	0.1
Turkish Lira	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.6%
	Brazil — 24.4%
336,884	Ambev S.A., ADR	$1,320,585
197,255	B3 S.A. - Brasil Bolsa Balcao	1,364,486
144,429	Banco Bradesco S.A., ADR	1,428,403
124,893	Banco do Brasil S.A.	1,498,104
196,423	BB Seguridade Participacoes S.A.	1,398,261
102,880	Braskem S.A. (Preference Shares), Class A	1,257,680
251,416	BRF S.A. (b)	1,422,577
66,828	Cia Brasileira de Distribuicao (Preference Shares)	1,396,306
438,542	Cia Energetica de Minas Gerais (Preference Shares)	1,568,262
585,493	Cielo S.A.	1,342,974
360,070	Gerdau S.A. (Preference Shares)	1,376,827
154,182	Itau Unibanco Holding S.A., ADR	1,409,224
451,694	Itausa - Investimentos Itau S.A. (Preference Shares)	1,407,847
473,565	JBS S.A.	1,416,144
206,715	Localiza Rent A Car S.A.	1,586,731
142,266	Lojas Renner S.A.	1,556,364
33,789	Magazine Luiza S.A.	1,578,578
98,800	Petroleo Brasileiro S.A., ADR	1,285,388
89,712	Raia Drogasil S.A.	1,322,851
319,604	Rumo S.A. (b)	1,401,862
136,316	Suzano Papel e Celulose S.A.	1,339,331
121,394	Telefonica Brasil S.A., ADR (Preference Shares)	1,448,231
117,727	Ultrapar Participacoes S.A.	1,615,965
104,999	Vale S.A., ADR	1,384,937
		34,127,918

	Cayman Islands — 14.9%
8,943	Alibaba Group Holding Ltd., ADR (b)	1,225,817
7,640	Baidu, Inc., ADR (b)	1,211,704
1,169,601	Country Garden Holdings Co., Ltd.	1,423,446
49,861	Ctrip.com International Ltd., ADR (b)	1,349,239
728,526	Geely Automobile Holdings Ltd.	1,283,910
70,826	iQIYI, Inc., ADR (b)	1,053,183
67,757	JD.com, Inc., ADR (b)	1,418,154
45,885	Momo, Inc., ADR (b)	1,089,769
6,335	NetEase, Inc., ADR	1,491,069
25,166	New Oriental Education & Technology Group, Inc., ADR (b)	1,379,349
59,940	Pagseguro Digital Ltd., Class A (b)	1,122,676
62,655	Pinduoduo, Inc., ADR (b)	1,405,978
148,668	Sunny Optical Technology Group Co., Ltd.	1,321,409
51,246	TAL Education Group, ADR (b)	1,367,243
36,030	Tencent Holdings Ltd.	1,444,789
22,589	Weibo Corp., ADR (b)	1,319,875
		20,907,610

Shares	Description	Value

	Common Stocks (a) (Continued)
	China — 7.7%
3,290,529	Bank of China Ltd., Class H	$1,420,342
1,688,056	China Construction Bank Corp., Class H	1,392,611
670,188	China Life Insurance Co., Ltd., Class H	1,424,166
347,692	China Merchants Bank Co., Ltd., Class H	1,274,345
1,689,107	China Petroleum & Chemical Corp., Class H	1,205,812
2,025,006	Industrial & Commercial Bank of China Ltd., Class H	1,445,602
2,049,355	PetroChina Co., Ltd., Class H	1,277,166
149,273	Ping An Insurance (Group) Co. of China Ltd., Class H	1,318,208
		10,758,252

	Hong Kong — 0.9%
844,968	CNOOC Ltd.	1,305,678

	India — 20.2%
57,919	Axis Bank Ltd., GDR (b)	2,597,667
66,827	Dr. Reddy’s Laboratories Ltd., ADR	2,519,378
25,328	HDFC Bank Ltd., ADR	2,623,728
252,581	ICICI Bank Ltd., ADR	2,599,058
260,522	Infosys Ltd., ADR	2,480,169
127,797	Larsen & Toubro Ltd., GDR	2,613,449
77,605	Reliance Industries Ltd., GDR (c)	2,471,719
62,885	State Bank of India, GDR (b)	2,678,901
210,554	Tata Motors Ltd., ADR (b)	2,564,548
230,378	Vedanta Ltd., ADR	2,658,562
492,094	Wipro Ltd., ADR	2,524,442
		28,331,621

	Isle of Man — 1.7%
281,352	Eros International PLC (b)	2,332,408

	Jersey Island — 1.5%
52,598	WNS (Holdings) Ltd., ADR (b)	2,170,194

	Mauritius — 1.8%
102,789	MakeMyTrip Ltd. (b)	2,500,856

	South Korea — 25.5%
9,347	Amorepacific Corp.	1,754,971
20,897	Celltrion Healthcare Co., Ltd. (d)	1,410,239
6,867	Celltrion, Inc. (d)	1,369,338
19,082	HLB, Inc. (b)	1,366,420
29,321	Hyundai Engineering & Construction Co., Ltd.	1,434,779
8,933	Hyundai Mobis Co., Ltd.	1,521,124
15,070	Hyundai Motor Co.	1,600,462
14,333	Kakao Corp.	1,323,086
34,163	KB Financial Group, Inc.	1,423,714
4,667	LG Chem Ltd.	1,451,379
22,241	LG Electronics, Inc.	1,241,812

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
1,390	LG Household & Health Care Ltd.	$1,371,563
5,918	Lotte Chemical Corp.	1,469,158
12,747	NAVER Corp.	1,393,739
6,515	POSCO	1,418,843
4,820	Samsung Biologics Co., Ltd. (b) (c)	1,669,591
15,732	Samsung C&T Corp.	1,487,476
13,382	Samsung Electro-Mechanics Co., Ltd.	1,241,295
38,530	Samsung Electronics Co., Ltd.	1,336,361
7,809	Samsung SDI Co., Ltd.	1,532,686
39,138	Shinhan Financial Group Co., Ltd.	1,389,017
22,807	SillaJen, Inc. (b)	1,502,343
23,168	SK Hynix, Inc.	1,256,196
8,206	SK Innovation Co., Ltd.	1,320,108
5,570	SK Telecom Co., Ltd.	1,345,326
		35,631,026

	United States — 1.0%
40,148	Yum China Holdings, Inc.	1,346,162

	Total Investments — 99.6%	139,411,725
	(Cost $148,703,030) (e)
	Net Other Assets and Liabilities — 0.4%	582,229
	Net Assets — 100.0%	$139,993,954

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes payment- in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2018 to December 31, 2018), the Fund received 424 and 139 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,444,812 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,736,117. The net unrealized depreciation was $9,291,305.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$139,411,725	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	21.6%
Consumer Discretionary	17.7
Information Technology	11.7
Communication Services	11.1
Materials	8.9
Energy	7.5
Consumer Staples	7.2
Industrials	6.1
Health Care	6.1
Utilities	1.1
Real Estate	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	43.3%
South Korean Won	25.6
Brazilian Real	18.5
Hong Kong Dollar	12.6
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Canada — 2.8%
50,462	BlackBerry Ltd. (b)	$358,785

	Cayman Islands — 3.0%
3,692,505	FIH Mobile Ltd. (b)	386,674

	China — 4.0%
769,172	BOE Technology Group Co., Ltd., Class B	222,977
31,701	BYD Co., Ltd., Class H	202,217
1,826	China Telecom Corp., Ltd., ADR	92,633
		517,827

	Finland — 3.7%
81,089	Nokia OYJ, ADR	471,938

	France — 0.7%
5,742	Orange S.A.	93,124

	Germany — 0.7%
5,623	Deutsche Telekom AG	95,479

	Guernsey — 1.7%
3,680	Amdocs Ltd.	215,574

	Hong Kong — 4.0%
10,173	China Mobile Ltd.	97,891
615,224	Lenovo Group Ltd.	415,623
		513,514

	Italy — 0.6%
151,473	Telecom Italia S.p.A. (b)	83,877

	Japan — 12.2%
387,400	Japan Display, Inc. (b) (c)	254,485
4,250	KDDI Corp.	101,747
8,200	Kyocera Corp.	412,076
4,270	NTT DOCOMO, Inc.	96,324
1,200	SoftBank Group Corp.	79,978
8,500	Sony Corp.	413,038
7,700	Toshiba Corp.	217,782
		1,575,430

	Netherlands — 1.8%
16,314	STMicroelectronics N.V.	233,367

	Russia — 0.7%
13,302	Mobile TeleSystems PJSC, ADR	93,114

	Singapore — 3.0%
50,692	Flex Ltd. (b)	385,766

	South Korea — 6.9%
6,696	KT Corp., ADR	95,217
6,858	LG Electronics, Inc.	382,912
11,881	Samsung Electronics Co., Ltd.	412,077
		890,206

Shares	Description	Value

	Common Stocks (a) (Continued)
	Spain — 0.7%
10,982	Telefonica S.A.	$92,344

	Sweden — 2.0%
28,631	Telefonaktiebolaget LM Ericsson, Class B	251,714

	Taiwan — 16.5%
299,939	HTC Corp. (b)	344,954
618,200	Inventec Corp.	443,482
30,975	MediaTek, Inc.	231,277
261,228	Pegatron Corp.	436,839
6,354	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	234,526
698,835	Wistron Corp.	434,257
		2,125,335

	United Kingdom — 0.7%
45,788	Vodafone Group PLC	89,235

	United States — 34.0%
218	Alphabet, Inc., Class C (b)	225,763
1,452	American Tower Corp.	229,692
2,598	Analog Devices, Inc.	222,986
2,484	Apple, Inc.	391,826
3,155	AT&T, Inc.	90,044
1,006	Broadcom, Inc.	255,806
9,190	CEVA, Inc. (b)	203,007
7,322	Ciena Corp. (b)	248,289
2,079	Crown Castle International Corp.	225,842
620	Equinix, Inc.	218,587
4,844	Intel Corp.	227,329
4,271	Maxim Integrated Products, Inc.	217,180
6,194	Micron Technology, Inc. (b)	196,535
1,820	Motorola Solutions, Inc.	209,373
4,100	QUALCOMM, Inc.	233,331
1,398	SBA Communications Corp. (b)	226,322
3,282	Skyworks Solutions, Inc.	219,960
6,210	Synaptics, Inc. (b)	231,074
2,392	Texas Instruments, Inc.	226,044
1,635	Verizon Communications, Inc.	91,920
		4,390,910

	Total Common Stocks — 99.7%	12,864,213
	(Cost $14,145,655)

	Money Market Funds — 0.2%
29,573	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class – 2.61% (d) (e)	29,573
	(Cost $29,573)

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$13,048	BNP Paribas S.A., 2.95% (d), dated 12/31/18, due 01/02/19, with a maturity value of $13,050. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $13,362. (e)	$13,048
46,961	JPMorgan Chase & Co., 2.85% (d), dated 12/31/18, due 01/02/19, with a maturity value of $46,968. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $47,899. (e)	46,961

	Total Repurchase Agreements — 0.5%	60,009
	(Cost $60,009)

	Total Investments — 100.4%	12,953,795
	(Cost $14,235,237) (f)
	Net Other Assets and Liabilities — (0.4)%	(51,349)
	Net Assets — 100.0%	$12,902,446

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $85,184 and the total value of the collateral held by the Fund is $89,476.
(d)	Rate shown reflects yield as of December 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $669,686 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,951,128. The net unrealized depreciation was $1,281,442.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$12,864,213	$—	$—
Money Market Funds	29,573	—	—
Repurchase Agreements	—	60,009	—
Total Investments	$12,893,786	$60,009	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	71.7%
Communication Services	11.8
Consumer Discretionary	7.8
Real Estate	7.0
Industrials	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.6%
New Taiwan Dollar	14.6
Japanese Yen	12.2
Hong Kong Dollar	10.2
South Korean Won	6.1
Euro	4.6
Swedish Krona	2.0
British Pound Sterling	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Bermuda — 1.2%
344,310	Brilliance China Automotive Holdings Ltd.	$256,347

	Cayman Islands — 3.6%
65,443	China Harmony New Energy Auto Holding Ltd.	24,571
437,383	Geely Automobile Holdings Ltd.	770,817
		795,388

	China — 5.0%
193,100	AviChina Industry & Technology Co., Ltd., Class H	121,327
125,268	BAIC Motor Corp., Ltd., Class H (b)	66,069
54,299	BYD Co., Ltd., Class H (c)	346,368
56,070	Chongqing Changan Automobile Co., Ltd., Class B	24,990
197,600	Dongfeng Motor Group Co., Ltd., Class H	179,166
244,241	Great Wall Motor Co., Ltd., Class H (c)	140,048
222,996	Guangzhou Automobile Group Co., Ltd., Class H	222,412
		1,100,380

	France — 7.9%
42,675	Peugeot S.A.	911,646
13,342	Renault S.A.	833,884
		1,745,530

	Germany — 19.4%
11,465	Bayerische Motoren Werke AG	928,718
33,320	Daimler AG	1,752,680
12,052	Porsche Automobil Holding SE (Preference Shares)	713,076
5,560	Volkswagen AG (Preference Shares)	884,972
		4,279,446

	Italy — 0.1%
12,403	Piaggio & C. S.p.A.	26,020

	Japan — 34.4%
66,635	Honda Motor Co., Ltd.	1,759,728
47,259	Mazda Motor Corp.	489,384
53,800	Mitsubishi Motors Corp.	295,494
106,976	Nissan Motor Co., Ltd.	859,185
4,300	Nissan Shatai Co., Ltd.	38,212
42,165	Subaru Corp.	907,891
18,759	Suzuki Motor Corp.	952,798
31,176	Toyota Motor Corp.	1,822,120
23,212	Yamaha Motor Co., Ltd.	457,230
		7,582,042

	Malaysia — 0.1%
22,093	UMW Holdings Bhd	29,244

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea — 7.3%
9,754	Hyundai Motor Co.	$1,035,893
19,142	Kia Motors Corp.	578,137
		1,614,030

	Taiwan — 0.2%
68,086	Yulon Motor Co., Ltd.	40,315

	United States — 20.3%
196,823	Ford Motor Co.	1,505,696
49,402	General Motors Co.	1,652,497
12,046	Harley-Davidson, Inc.	411,009
2,675	Tesla, Inc. (d)	890,240
		4,459,442

	Total Common Stocks — 99.5%	21,928,184
	(Cost $26,183,837)

	Money Market Funds — 0.5%
107,437	Goldman Sachs Financial Square Treasury Obligations Fund-Institutional Class- 2.61% (e) (f)	107,437
	(Cost $107,437)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$47,405	BNP Paribas S.A., 2.95% (e), dated 12/31/18, due 01/02/19, with a maturity value of $47,413. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $48,545. (f)	47,405
170,611	JPMorgan Chase & Co., 2.85% (e), dated 12/31/18, due 01/02/19, with a maturity value of $170,638. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $174,020. (f)	170,611

	Total Repurchase Agreements — 1.0%	218,016
	(Cost $218,016)

	Total Investments — 101.0%	22,253,637
	(Cost $26,509,290) (g)
	Net Other Assets and Liabilities — (1.0)%	(225,089)
	Net Assets — 100.0%	$22,028,548

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities..
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $299,403 and the total value of the collateral held by the Fund is $325,068.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of December 31, 2018.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $687,687 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,943,340. The net unrealized depreciation was $4,255,653.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$21,928,184	$—	$—
Money Market Funds	107,437	—	—
Repurchase Agreements	—	218,016	—
Total Investments	$22,035,621	$218,016	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	99.4%
Industrials	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	34.1%
Euro	27.2
United States Dollar	21.5
Hong Kong Dollar	9.7
South Korean Won	7.2
New Taiwan Dollar	0.2
Malaysian Ringgit	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.1%
	Canada — 4.7%
2,292,241	Open Text Corp.	$74,727,057

	Germany — 4.9%
782,261	SAP SE, ADR	77,874,082

	India — 1.5%
4,643,046	Wipro Ltd., ADR	23,818,826

	Israel — 1.4%
216,743	Check Point Software Technologies Ltd. (b)	22,248,669

	United States — 87.6%
485,839	Activision Blizzard, Inc.	22,625,522
96,589	Adobe, Inc. (b)	21,852,296
1,179,713	Akamai Technologies, Inc. (b)	72,056,870
73,095	Alphabet, Inc., Class A (b)	76,381,351
47,992	Amazon.com, Inc. (b)	72,082,544
240,472	Apple, Inc.	37,932,053
1,694,279	Cisco Systems, Inc.	73,413,109
210,507	Equinix, Inc.	74,216,348
471,629	F5 Networks, Inc. (b)	76,418,047
576,812	Facebook, Inc., Class A (b)	75,614,285
2,862,896	Hewlett Packard Enterprise Co.	37,818,856
345,567	International Business Machines Corp.	39,280,601
112,961	Intuit, Inc.	22,236,373
328,327	j2 Global, Inc.	22,779,327
2,824,981	Juniper Networks, Inc.	76,020,239
387,262	Microsoft Corp.	39,334,201
1,212,881	NetApp, Inc.	72,372,609
283,455	Netflix, Inc. (b)	75,869,565
904,918	NetScout Systems, Inc. (b)	21,383,212
1,663,350	Oracle Corp.	75,100,253
568,123	salesforce.com, Inc. (b)	77,815,807
2,155,329	Teradata Corp. (b)	82,678,421
484,674	VMware, Inc., Class A (c)	66,463,346
22,404,728	Zynga, Inc., Class A (b)	88,050,581
		1,399,795,816

	Total Common Stocks — 100.1%	1,598,464,450
	(Cost $1,569,414,797)

	Money Market Funds — 1.5%
24,281,259	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class – 2.61% (d) (e)	24,281,259
	(Cost $24,281,259)

Principal Value	Description	Value

	Repurchase Agreements — 3.1%
$10,713,685	BNP Paribas S.A., 2.95% (d), dated 12/31/18, due 01/02/19, with a maturity value of $10,715,441. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/20. The value of the collateral including accrued interest is $10,971,283. (e)	$10,713,685
38,558,833	JPMorgan Chase & Co., 2.85% (d), dated 12/31/18, due 01/02/19, with a maturity value of $38,564,938. Collateralized by U.S. Treasury Bill, interest rate of 0.000%, due 05/09/19. The value of the collateral is $39,329,254. (e)	38,558,833

	Total Repurchase Agreements — 3.1%	49,272,518
	(Cost $49,272,518)

	Total Investments — 104.7%	1,672,018,227
	(Cost $1,642,968,574) (f)
	Net Other Assets and Liabilities — (4.7)%	(75,001,487)
	Net Assets — 100.0%	$1,597,016,740

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $62,284,446 and the total value of the collateral held by the Fund is $73,466,850.
(d)	Rate shown reflects yield as of December 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $102,977,250 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,927,597. The net unrealized appreciation was $29,049,653.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,598,464,450	$—	$—
Money Market Funds	24,281,259	—	—
Repurchase Agreements	—	49,272,518	—
Total Investments	$1,622,745,709	$49,272,518	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	69.7%
Communication Services	21.2
Real Estate	4.6
Consumer Discretionary	4.5
Total	100.0%

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI) (a)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (b) — 100.1%
	Australia — 0.7%
10,723	Inghams Group Ltd.	$31,193
8,490	WiseTech Global Ltd.	101,061
		132,254

	Brazil — 3.6%
18,950	Hapvida Participacoes e Investimentos S.A. (c)	152,548
8,799	IRB Brasil Resseguros S.A.	189,477
14,108	Notre Dame Intermedica Participacoes S.A. (d)	105,853
32,855	Petrobras Distribuidora S.A.	217,861
		665,739

	Canada — 3.0%
3,093	Canada Goose Holdings, Inc. (d)	135,226
3,019	Shopify, Inc., Class A (d)	417,980
		553,206

	Cayman Islands — 21.3%
7,854	Bilibili, Inc., ADR (d)	114,590
104,174	CK Asset Holdings Ltd.	762,297
84,334	Country Garden Services Holdings Co., Ltd. (d)	133,978
7,050	Farfetch Ltd., Class A (d)	124,855
3,550	GDS Holdings Ltd., ADR (d)	81,970
28,000	HKBN Ltd.	42,480
32,500	Innovent Biologics, Inc. (c) (d)	100,026
29,611	NIO, Inc., ADR (d)	188,622
31,242	Pinduoduo, Inc., ADR (d)	701,070
34,318	Wuxi Biologics Cayman, Inc. (c) (d)	219,788
636,840	Xiaomi Corp., Class B (c) (d)	1,050,760
30,000	Yihai International Holding Ltd.	73,329
20,533	ZTO Express Cayman, Inc., ADR	325,037
		3,918,802

	China — 17.4%
4,963,468	China Tower Corp. Ltd., Class H (c) (d)	938,118
311,320	China Vanke Co., Ltd., Class H	1,057,546
2,285,534	Postal Savings Bank of China Co., Ltd., Class H (c)	1,205,447
		3,201,111

	Denmark — 5.4%
14,819	Orsted A/S (c)	990,814

	Finland — 0.4%
3,731	DNA OYJ	73,013

	Germany — 9.6%
4,546	Knorr-Bremse AG (d)	409,499
3,034	Scout24 AG (c)	139,605
28,202	Siemens Healthineers AG (c) (d)	1,180,859

Shares	Description	Value

	Common Stocks (b) (Continued)
	Germany (Continued)
1,347	Varta AG (d)	$38,398
		1,768,361

	Hong Kong — 1.3%
176,866	China Resources Pharmaceutical Group Ltd. (c)	230,837

	Ireland — 0.6%
5,060	nVent Electric PLC	113,648

	Italy — 1.6%
36,834	Poste Italiane S.p.A. (c)	294,743

	Japan — 18.8%
126,900	Japan Post Holdings Co., Ltd.	1,464,609
5,600	Kyushu Railway Co.	189,809
35,900	Recruit Holdings Co., Ltd.	872,075
1,400	SanBio Co., Ltd. (d)	103,590
11,800	SG Holdings Co., Ltd.	308,336
6,100	Skylark Holdings Co., Ltd.	96,561
33,800	Softbank Corp. (d)	418,780
		3,453,760

	Multi-National — 1.6%
286,422	HK Electric Investments & HK Electric Investments Ltd.	288,964

	Netherlands — 6.8%
834	Adyen N.V. (c) (d)	453,937
1,014	Argenx SE, ADR (d)	97,415
6,913	Ferrari N.V.	687,348
		1,238,700

	Singapore — 0.8%
19,580	BOC Aviation Ltd. (c)	144,903

	Spain — 0.9%
6,534	Cellnex Telecom S.A. (c)	167,619

	Sweden — 1.4%
19,469	Tele2 AB, Class B	248,114

	Switzerland — 0.8%
1,589	Sunrise Communications Group AG (c)	139,759

	United Kingdom — 4.1%
6,716	Atlassian Corp. PLC, Class A (d)	597,590
26,459	Auto Trader Group PLC (c)	153,379
		750,969

	Total Investments — 100.1%	18,375,316
	(Cost $18,458,294) (e)
	Net Other Assets and Liabilities — (0.1)%	(11,643)
	Net Assets — 100.0%	$18,363,673

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

(a)	As of January 2, 2019, the Fund changed its name to First Trust International Equity Opportunities ETF.
(b)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,125,655 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,208,633. The net unrealized depreciation was $82,978.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$18,375,316	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	17.2%
Information Technology	14.7
Industrials	13.8
Communication Services	13.2
Health Care	11.9
Consumer Discretionary	11.7
Real Estate	9.9
Utilities	7.0
Consumer Staples	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	34.0%
Japanese Yen	18.8
Euro	18.7
United States Dollar	15.8
Danish Krone	5.4
Brazilian Real	3.6
Swedish Krona	1.4
Swiss Franc	0.8
British Pound Sterling	0.8
Australian Dollar	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	France — 3.1%
173,872	Thales S.A.	$20,319,830

	Israel — 6.8%
190,687	Check Point Software Technologies Ltd. (b)	19,574,021
287,573	CyberArk Software Ltd. (b)	21,320,662
193,182	Radware Ltd. (b)	4,387,163
		45,281,846

	Japan — 3.0%
371,836	Trend Micro, Inc.	20,253,282

	Jersey — 2.3%
453,169	Mimecast Ltd. (b)	15,240,073

	South Korea — 0.3%
46,892	Ahnlab, Inc.	1,949,981

	United Kingdom — 6.7%
2,919,424	Avast PLC (b) (c)	10,567,916
3,405,648	BAE Systems PLC	19,933,129
2,160,344	Sophos Group PLC (c)	10,425,031
192,499	Ultra Electronics Holdings PLC	3,189,669
		44,115,745

	United States — 77.7%
310,119	Akamai Technologies, Inc. (b)	18,942,069
129,287	CACI International, Inc., Class A (b)	18,621,207
890,774	Cisco Systems, Inc.	38,597,237
123,979	F5 Networks, Inc. (b)	20,088,317
1,065,501	FireEye, Inc. (b)	17,271,771
459,995	ForeScout Technologies, Inc. (b)	11,955,270
577,483	Fortinet, Inc. (b)	40,672,128
384,087	Imperva, Inc. (b)	21,389,805
219,057	Itron, Inc. (b)	10,359,206
742,622	Juniper Networks, Inc.	19,983,958
234,702	KeyW Holding (The) Corp. (b)	1,570,156
149,617	ManTech International Corp., Class A	7,824,221
188,275	OneSpan, Inc. (b)	2,438,161
246,553	Palo Alto Networks, Inc. (b)	46,438,258
219,778	Proofpoint, Inc. (b)	18,419,594
270,704	Qualys, Inc. (b)	20,232,417
243,193	Raytheon Co.	37,293,647
295,904	Ribbon Communications, Inc. (b)	1,426,257
819,081	SailPoint Technologies Holding, Inc. (b)	19,240,213
306,684	Science Applications International Corp.	19,535,771
381,646	Splunk, Inc. (b)	40,015,583
964,301	Symantec Corp.	18,220,467
445,646	Tenable Holdings, Inc. (b)	9,888,885
341,557	Varonis Systems, Inc. (b)	18,068,365
320,110	Verint Systems, Inc. (b)	13,543,854
136,619	VeriSign, Inc. (b)	20,259,231

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
199,778	Zix Corp. (b)	$1,144,728
		513,440,776

	Total Investments — 99.9%	660,601,533
	(Cost $679,776,643) (d)
	Net Other Assets and Liabilities — 0.1%	374,046
	Net Assets — 100.0%	$660,975,579

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,482,767 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $64,657,877. The net unrealized depreciation was $19,175,110.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$660,601,533	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.5%
Industrials	12.5
Total	100.0%

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

December 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of sixteen exchange-traded funds. This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)

First Trust Global Engineering and Construction ETF – (NYSE Arca ticker “FLM”)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)

First Trust International IPO ETF – (Nasdaq ticker “FPXI”) (See Note 3 – Subsequent Events)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2018 (Unaudited)

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund or exchange-traded fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2018 (Unaudited)

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2018, only FAN, FLM, GRID, FTRI, FONE, CARZ, and SKYY had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2018 (Unaudited)

will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2018 through December 31, 2018) were received as collateral for lending securities.

3. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the Trust’s Form N-Q was filed, and has determined that there was the following subsequent event:

As of January 2, 2019, the First Trust International IPO ETF changed its name to First Trust International Equity Opportunities ETF. The Fund’s ticker symbol was not changed.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2018 (Unaudited)

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund
First Trust Nasdaq Smartphone Index Fund

The ISE BICKTM Index, ISE Cloud Computing Index, ISE Global Engineering and Construction Index, ISE Global Wind Energy Index, Nasdaq CTA Cybersecurity IndexSM, NASDAQ Global Auto Index and Nasdaq CTA Smartphone IndexSM are determined, composed and calculated by Nasdaq, Inc. (the “Nasdaq Indices,” and the Funds that seek to track the Nasdaq Indices, the “Nasdaq Funds”) The Nasdaq Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Nasdaq Funds. The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq Funds particularly, or the ability of the Nasdaq Indices to track general stock market performance. The Corporations' only relationship to First Trust is in the licensing of Nasdaq, Inc. and certain trade names of the Corporations and the use of the Nasdaq Indices which are determined, composed and calculated by Nasdaq, Inc. without regard to First Trust or the Funds. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the Nasdaq Funds into consideration in determining, composing or calculating the Nasdaq Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq Funds to be issued or in the determination or calculation of the equation by which the Nasdaq Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust Dow Jones Global Select Dividend Index Fund

“Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC and is licensed for use by S&P Dow Jones Indices LLC and sublicensed for use by First Trust. The First Trust Dow Jones Global Select Dividend Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC or their affiliates or licensors (collectively, “S&P Dow Jones”). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Global Select Dividend Index Fund or any member of the public regarding the advisability of trading in the First Trust Dow Jones Global

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2018 (Unaudited)

Select Dividend Index Fund. S&P Dow Jones’ only relationship to First Trust with respect to the First Trust Dow Jones Global Select Dividend Index Fund is the licensing of the Index and certain related trademarks. The Dow Jones Global Select Dividend IndexSM is determined, composed and calculated by S&P Dow Jones without regard to First Trust or the First Trust Dow Jones Global Select Dividend Index Fund. S&P Dow Jones has no obligation to take the needs of First Trust or the owners of the First Trust Dow Jones Global Select Dividend Index Fund into consideration in determining, composing or calculating the Dow Jones Global Select Dividend IndexSM. S&P Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the First Trust Dow Jones Global Select Dividend Index Fund to be listed or in the determination or calculation of the equation by which the First Trust Dow Jones Global Select Dividend Index Fund is to be converted into cash. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the First Trust Dow Jones Global Select Dividend Index Fund.

S&P DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEXSM OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEXSM OR ANY DATA INCLUDED THEREIN. S&P DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES GLOBAL SELECT DIVIDEND INDEXSM OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES AND FIRST TRUST.

The Dow Jones Global Select Dividend IndexSM was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the First Trust FTSE EPRA/NAREIT Developed Market Real Estate Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Index and/or the figure at which the FTSE EPRA/NAREIT Developed Index stands at any particular time on any particular day or otherwise. The FTSE EPRA/NAREIT Developed Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT® ” is a trade mark of the National Association of Real Estate Investment Trusts. “EPRA®” is a trade mark of EPRA. All are used by FTSE under license. All intellectual property rights within the index values and constituent list vest in FTSE, Euronext, NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2018 (Unaudited)

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

The First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the owners of the First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF or any member of the public regarding the advisability of trading in the First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF. Indxx, LLC’s only relationship to First Trust is the licensing of certain trademarks and trade names of Indxx, LLC and of the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index which are determined, composed and calculated by Indxx, LLC without regard to First Trust or the First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF, Indxx, LLC has no obligation to take the needs of First Trust or the owners of the First Trust Indxx
Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index. Indxx, LLC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF to be listed or in the determination or calculation of the equation by which the First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF are to be converted into cash. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of the First Trust Indxx Global Agriculture ETF and First Trust Indxx Global Natural Resources ETF.

INDXX, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN AND INDXX, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDXX, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST INDXX GLOBAL AGRICULTURE ETF AND FIRST TRUST INDXX GLOBAL NATURAL RESOURCES ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN. INDXX, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX, LLC HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX, LLC AND FIRST TRUST.

First Trust International Equity Opportunities ETF

First Trust International Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX Schuster, LLC. IPOX Schuster LLC makes no representation or warranty, express or implied, to the owners of the First Trust International Equity Opportunities ETF or any member of the public regarding the advisability of trading in the First Trust International Equity Opportunities ETF. IPOX Schuster LLC’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX Schuster LLC and of the IPOX International Index, which is determined, composed and calculated by IPOX Schuster LLC without regard to First Trust or the First Trust International Equity Opportunities ETF. IPOX Schuster LLC has no obligation to take the needs of First Trust or the owners of the First Trust International Equity Opportunities ETF into consideration in determining, composing or calculating the IPOX International Index. IPOX Schuster LLC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the First Trust International Equity Opportunities ETF to be listed or in the determination or calculation of the equation by which the First Trust International Equity Opportunities ETF is to be converted into cash. IPOX Schuster LLC has no obligation or liability in connection with the administration, marketing or trading of the First Trust International Equity Opportunities ETF.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2018 (Unaudited)

IPOX SCHUSTER LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE IPOX INTERNATIONAL INDEX OR ANY DATA INCLUDED THEREIN AND INDXX, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. IPOX SCHUSTER LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE IPOX INTERNATIONAL INDEX OR ANY DATA INCLUDED THEREIN. IPOX SCHUSTER LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE IPOX INTERNATIONAL INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IPOX SCHUSTER LLC HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN IPOX SCHUSTER LLC AND FIRST TRUST.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX® -100 AND IPOX® -30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust NASDAQ® Clean Edge Smart Grid Infrastructure Index Fund

The First Trust NASDAQ® Clean Edge Smart Grid Infrastructure Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund. The Corporations make no representation or warranty, express or implied to the owners of the First Trust NASDAQ Clean Edge® Smart Grid Infrastructure Index Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors is in the licensing of: (a) certain intellectual property, including NASDAQ OMX® Clean Edge Smart Grid Infrastructure IndexSM and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the NASDAQ OMX® Clean Edge Smart Grid Infrastructure IndexSM which each is determined and composed by the Corporations without regard to First Trust or the First Trust NASDAQ® Clean Edge Smart Grid Infrastructure Index Fund, as a benchmark or a component of a pricing or settlement mechanism for each First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund. The Corporations neither recommend nor endorse any investment in the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM or in the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund to be issued or in the determination or calculation of the equation by which the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund. Neither the NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM nor the First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund should be construed as investment advice by the Corporations.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY FIRST TRUST OR THE FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND, OWNERS OF THE FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND, OR ANY OTHER PERSON

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2018 (Unaudited)

OR ENTITY FROM THE USE OF THE NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX Limited and has been licensed for use for certain purposes by First Trust and the First Trust STOXX European Select Dividend Index Fund. STOXX Limited and its licensors (the “STOXX Licensors”) have no relationship to First Trust, other than the licensing of the STOXX Europe Select Dividend 30 Index (the “STOXX Index”) and the related trademarks for use in connection with the Fund.

The STOXX Licensors do not:

• sponsor, endorse, sell or promote the Fund.

• recommend that any person invest in the Fund or any other securities.

• have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.

• have any responsibility or liability for the administration, management or marketing of the Fund.

• consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the STOXX Index or have any obligation to do so.

The STOXX Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties. Specifically,

•  STOXX Licensors do not give any warranty, express or implied, and exclude any liability about:

o	the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the STOXX Index and the data included in the STOXX Index;
o	the accuracy, timeliness, and completeness of the STOXX Index and its data;
o	the merchantability and the fitness for a particular purpose or use of the STOXX Index and its data;
o	the performance of the Fund generally.

•  STOXX Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the STOXX Index or its data;

•  Under no circumstances will STOXX Licensors be liable (whether in negligence or otherwise) for Any loss profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the STOXX Index or its data or generally in relation to the Fund, even in circumstances where STOXX licensors are aware that such loss or damage may occur.

The licensing agreement between First Trust and STOXX Limited is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Bermuda — 0.5%
465	Hudson Ltd., Class A (b)	$7,975

	Cayman Islands — 0.7%
694	Farfetch Ltd., Class A (b)	12,291

	Denmark — 6.5%
117	Ascendis Pharma A/S, ADR (b)	7,330
139	Netcompany Group A/S (b) (c)	4,693
1,458	Orsted A/S (c)	97,483
		109,506

	Finland — 0.9%
367	DNA OYJ	7,182
416	Valmet OYJ	8,555
		15,737

	France — 4.5%
1,121	ALD S.A. (c)	13,358
560	Amundi S.A. (c)	29,617
103	Gaztransport Et Technigaz S.A.	7,925
506	Worldline S.A. (b) (c)	24,465
		75,365

	Germany — 25.5%
508	Covestro AG (c)	25,133
516	Delivery Hero SE (b) (c)	19,214
555	DWS Group GmbH & Co. KGaA (b) (c)	14,861
488	Hapag-Lloyd AG (c)	12,524
1,541	Innogy SE (b)	65,539
447	Knorr-Bremse AG (b)	40,265
353	MorphoSys AG, ADR (b)	8,910
423	Rocket Internet SE (b) (c)	9,780
298	Scout24 AG (c)	13,712
2,774	Siemens Healthineers AG (b) (c)	116,152
287	TLG Immobilien AG	7,964
1,015	Uniper SE	26,282
132	Varta AG (b)	3,763
1,437	Vonovia SE	65,183
		429,282

	Ireland — 0.7%
498	nVent Electric PLC	11,185

	Israel — 0.5%
100	CyberArk Software Ltd. (b)	7,414

	Italy — 5.8%
50	Bio On S.p.A.(b)	3,254
1,503	Enav S.p.A. (c)	7,305
4,694	Fincantieri S.p.A.	4,959
1,688	FinecoBank Banca Fineco S.p.A.	16,977
2,245	Italgas S.p.A.	12,851
2,774	Pirelli & C S.p.A. (b) (c)	17,830
3,623	Poste Italiane S.p.A. (c)	28,991

Shares	Description	Value

	Common Stocks (a) (Continued)
	Italy (Continued)
558	Technogym S.p.A. (c)	$5,984
		98,151

	Jersey Island — 1.5%
167	Mimecast Ltd. (b)	5,616
258	Novocure Ltd. (b)	8,638
285	Wizz Air Holdings PLC (b) (c)	10,179
		24,433
	Luxembourg — 1.1%
122	ADO Properties S.A. (c)	6,363
100	Globant S.A. (b)	5,632
247	Shurgard Self Storage S.A. (b)	6,863
		18,858

	Netherlands — 17.1%
2,608	ABN AMRO Group N.V. (c)	61,376
82	Adyen N.V. (b) (c)	44,632
100	Argenx SE, ADR (b)	9,607
391	ASR Nederland N.V.	15,491
152	Basic-Fit N.V. (b) (c)	4,519
197	Elastic N.V. (b)	14,081
194	Euronext N.V. (c)	11,180
680	Ferrari N.V.	67,611
129	Flow Traders (c)	4,115
146	IMCD N.V.	9,368
249	Intertrust N.V. (c)	4,191
409	NIBC Holding N.V. (c)	3,894
946	NN Group N.V.	37,719
		287,784

	Norway — 1.0%
755	Aker Solutions ASA (b)	3,463
1,613	Elkem ASA (b) (c)	4,140
510	Entra ASA (c)	6,795
296	Sbanken ASA (c)	2,568
		16,966

	Spain — 7.0%
347	Aena SME S.A. (c)	53,971
643	Cellnex Telecom S.A. (c)	16,495
368	Cia de Distribucion Integral Logista Holdings S.A.	9,217
496	Euskaltel S.A. (c)	3,973
1,596	Gestamp Automocion S.A. (c)	9,088
1,303	Merlin Properties Socimi S.A.	16,101
4,161	Prosegur Cash S.A. (c)	9,220
		118,065

	Sweden — 4.6%
448	Attendo AB (c)	3,978
561	Bravida Holding AB (c)	3,880
100	Evolution Gaming Group AB (c)	5,749

See Notes to Portfolio of Investments

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Sweden (Continued)
465	Hemfosa Fastigheter AB	$3,667
235	Lifco AB, Class B	8,684
498	Nyfosa AB (b)	2,402
465	Pandox AB	7,691
293	Paradox Interactive AB	4,437
555	Resurs Holding AB (c)	3,425
1,915	Tele2 AB, Class B	24,405
253	THQ Nordic AB (b)	4,122
286	Thule Group AB (c)	5,231
		77,671

	Switzerland — 11.6%
144	CRISPR Therapeutics AG (b)	4,114
1,953	Novartis AG	166,986
888	SIG Combibloc Group AG (b)	9,450
156	Sunrise Communications Group AG (c)	13,721
		194,271

	United Kingdom — 10.2%
1,129	AJ Bell PLC (b)	3,463
1,319	Amigo Holdings PLC (b) (c)	4,725
1,112	Ascential PLC	5,343
632	Aston Martin Lagonda Global Holdings PLC (b) (c)	9,857
278	Atlantica Yield PLC	5,449
661	Atlassian Corp. PLC, Class A (b)	58,816
2,603	Auto Trader Group PLC (c)	15,089
111	Autolus Therapeutics PLC, ADR (b)	3,645
2,645	Avast PLC (b) (c)	9,575
2,212	BCA Marketplace PLC	6,203
1,248	Countryside Properties PLC (c)	4,842
959	Funding Circle Holdings PLC (b) (c)	4,217
1,127	Ibstock PLC (c)	2,854
919	IntegraFin Holdings PLC	3,596
1,361	John Laing Group PLC (c)	5,759
5,277	Quilter PLC (c)	7,958
549	Softcat PLC	4,115
1,295	SSP Group PLC	10,686
3,334	Vivo Energy PLC (c)	5,312
		171,504

	Total Investments — 99.7%	1,676,458
	(Cost $1,829,624) (d)
	Net Other Assets and Liabilities — 0.3%	5,824
	Net Assets — 100.0%	$1,682,282

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,697 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $176,863. The net unrealized depreciation was $153,166.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,676,458	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Health Care	19.6%
Financials	14.9
Industrials	12.9
Consumer Discretionary	12.5
Utilities	12.4
Information Technology	10.7
Real Estate	6.9
Communication Services	6.7
Materials	2.7
Energy	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
Euro	60.0%
Swiss Franc	11.3
United States Dollar	10.2
Pound Sterling	6.8
Denmark Krone	6.1
Swedish Krona	4.6
Norwegian Krone	1.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
December 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Canada — 5.4%
835	Shopify, Inc., Class A (b)	$115,470
1,928	Stars Group (The), Inc. (b)	31,832
		147,302

	Cayman Islands — 51.6%
792	58.com, Inc., ADR (b)	42,934
1,921	Alibaba Group Holding Ltd., ADR (b)	263,312
487	Autohome, Inc., ADR	38,098
1,619	Baidu, Inc., ADR (b)	256,773
3,368	Ctrip.com International Ltd., ADR (b)	91,138
7,225	JD.com, Inc., ADR (b)	151,219
1,220	Momo, Inc., ADR (b)	28,975
649	NetEase, Inc., ADR	152,755
555	SINA Corp. (b)	29,770
7,200	Tencent Holdings Ltd.	288,717
3,688	Vipshop Holdings Ltd., ADR (b)	20,137
557	Weibo Corp., ADR (b)	32,546
426	YY, Inc., ADR (b)	25,500
		1,421,874

	Germany — 5.7%
1,017	Delivery Hero SE (b) (c)	37,870
950	Scout24 AG (c)	43,713
1,104	United Internet AG	48,319
1,061	Zalando SE (b) (c)	27,279
		157,181

	Isle of Man — 1.6%
5,103	GVC Holdings PLC	43,839

	Japan — 8.7%
900	CyberAgent, Inc.	34,857
3,600	M3, Inc.	48,414
4,000	Nexon Co., Ltd. (b)	51,567
7,200	Rakuten, Inc.	48,348
10,000	Yahoo Japan Corp.	24,999
1,700	ZOZO, Inc.	31,175
		239,360

	Luxembourg — 2.0%
492	Spotify Technology S.A. (b)	55,842

	Malta — 0.7%
2,015	Kindred Group PLC, SDR	18,552

	Netherlands — 2.1%
2,128	Yandex N.V., Class A (b)	58,201

	New Zealand — 1.0%
941	Xero Ltd. (b)	27,851

	Norway — 0.9%
705	Schibsted ASA, Class A	23,645

	South Korea — 10.5%
537	Kakao Corp.	49,571

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
1,294	NAVER Corp.	$141,484
153	NCSoft Corp.	63,967
354	Netmarble Corp. (b) (c)	35,375
		290,397

	United Kingdom — 9.8%
974	Atlassian Corp. PLC, Class A (b)	86,667
8,403	Auto Trader Group PLC (c)	48,711
5,180	Just Eat PLC (b)	38,743
5,107	Ocado Group PLC (b)	51,424
8,031	Rightmove PLC	44,246
		269,791

	Total Investments — 100.0%	2,753,835
	(Cost $2,931,694) (d)
	Net Other Assets and Liabilities — 0.0%	710
	Net Assets — 100.0%	$2,754,545

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,550 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $219,409. The net unrealized depreciation was $177,859.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depositary Receipt

See Notes to Portfolio of Investments

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,753,835	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Communication Services	58.8%
Consumer Discretionary	31.0
Information Technology	8.4
Health Care	1.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	48.4%
South Korean Won	10.5
Hong Kong Dollar	10.5
Japanese Yen	8.7
British Pound Sterling	8.2
Euro	5.7
Canadian Dollar	5.4
Australian Dollar	1.0
Norwegian Krone	0.9
Swedish Krona	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

December 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of sixteen exchange-traded funds. This report covers the two funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust IPOX® Europe Equity Opportunities ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPXE”)(1)

First Trust Dow Jones International Internet ETF – (Nasdaq ticker “FDNI”)(1)

(1) FPXE and FDNI commenced investment operations on October 4, 2018 and November 5, 2018, respectively.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2018 (Unaudited)

value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund or exchange-traded fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2018 (Unaudited)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2018 (Unaudited)

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust Dow Jones International Internet ETF (FDNI)

The Index is a product of SPDJI, and has been licensed for use by First Trust or its affiliates. Standard & Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and First Trust and their affiliates with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, First Trust or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of First Trust or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Index will accurately track the Index’s performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2018 (Unaudited)

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

The Fund is not sponsored, endorsed, sold or promoted by IPOX Schuster LLC. IPOX Schuster LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX and of the IPOX 100 Europe Index, which is determined, composed and calculated without regard to First Trust or the Fund.

IPOX IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX SCHUSTER LLC AND IPOX SCHUSTER, IPOX-100 AND IPOX-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX SCHUSTER LLC (WWW.IPOX.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX Schuster LLC index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX is a registered international trademark of IPOX Schuster LLC (www.ipox.com).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 1, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 1, 2019

* Print the name and title of each signing officer under his or her signature.